UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 28,574,177	$ 100,593,557
Restricted Cash	2,445,360	1,684,269
Accounts receivable trade, net	1,555,075	2,706,412
Due from related parties	$ 5,458,734	$ 2,437,354
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 1,962,110	$ 1,939,689
Prepaid expenses and other assets	1,442,202	2,065,539
Investment in equity securities	66,847,660	0
Assets held for sale	23,048,646	0
Deferred charges, net	0	51,138
Current assets of discontinued operations	0	54,763,308
Total current assets	131,333,964	166,241,266
NON-CURRENT ASSETS:
Vessels, net	302,550,388	343,408,466
Restricted cash	7,295,000	7,550,000
Due from related parties	$ 3,044,495	$ 3,514,098
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 1,220,000	$ 1,626,000
Deferred charges, net	4,270,214	5,357,816
Fair value of acquired time charters	1,078,368	2,507,506
Investment in related party	117,521,579	0
Non-current assets of discontinued operations	0	102,715,796
Total non-current assets	436,980,044	466,679,682
Total assets	568,314,008	632,920,948
CURRENT LIABILITIES:
Current portion of long-term debt, net	20,428,579	29,170,815
Debt related to assets held for sale, net	10,622,652	0
Accounts payable	2,754,118	7,593,981
Deferred revenue	1,489,881	2,583,879
Accrued liabilities	4,753,790	5,494,043
Current liabilities of discontinued operations	0	6,519,051
Total current liabilities	40,049,020	51,361,769
NON-CURRENT LIABILITIES:
Long-term debt, net	85,013,187	109,600,947
Non-current liabilities of discontinued operations	0	10,463,172
Total non-current liabilities	85,013,187	120,064,119
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 94,610,088 and 96,489,976 issued and outstanding as of December 31, 2022, and June 30, 2023, respectively	96,490	94,610
Due from shareholder	(38,475)	0
Additional paid-in capital	266,435,404	303,658,153
Retained earnings	176,758,370	157,742,285
Total shareholders' equity	443,251,801	461,495,060
Total liabilities and shareholders' equity	568,314,008	632,920,948
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12